Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)

(In millions of U.S. dollars)	December 31, 2013	December 31, 2012

Actuarial loss relating to pension	(39.4)	(32.8)
Total accumulated other comprehensive loss	(39.4)	(32.8)